UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: December 31, 2005

Check here if Amendment [X]; Amendment Number:  2
  This Amendment (Check only one.):[X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Redbrick Capital Management, L.P.
Address:                   75 Park Plaza
                           Boston, MA 02116



13F File Number:  28-11687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Sherri Pelski
Title:     Chief Financial Officer
Phone:     617-892-8950

Signature, Place and Date of Signing:

/s/ Sherri Pelski                      Boston, MA             5/16/2006
-----------------------------       -----------------      -------------------
    [Signature]                       [City, State]              [Date]


Report Type:  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None


                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                0
List of Other Included Managers:                  N/A

Form 13F Information Table Entry Total:           44
Form 13F Information Table Value Total:           $255,634
                                                  (thousands)

List of Other Included Managers:                        None

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                        Redbrick Capital Management, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/05


Column 1            Column 2           Column 3    Column 4         Column 5       Column 6     Column 7         Column 8

                     TITLE OF                       VALUE     SHARES/    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER        CLASS            CUSIP       (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS*    SOLE   SHARED  NONE

M Sys Flash Disk Pio ORD               M7061C100      298         9,000  SH           SOLE                       9,000
Syneron Medical Ltd  ORD SHS           M87245102      225         7,100  SH           SOLE                       7,100
Amerco               COM               023586100      569         7,900  SH           SOLE                       7,900
Aquantive Inc        COM               03839G105      270        10,700  SH           SOLE                      10,700
Beverly Enterprises  COM NEW           087851309    14588     1,250,000  SH           SOLE                   1,250,000
CB Richard Ellis Gro CLA               12497T101      294         5,000  SH           SOLE                       5,000
Cablevision Sys Corp CLA NY CABLVS     12686C109    2,347       100,000  SH           SOLE                     100,000
CAL Dive Intl Inc    COM               127914109      273         7,600  SH           SOLE                       7,600
Capital One Finl Cor COM               14040H105     5184        60,000  SH           SOLE                      60,000
Carnival Corp        DBCV 2.000% 4/1   143658AN2   26,855    19,500,000  PRN          SOLE                  19,500,000
Carnival Corp        PAIRED CTF        143658300    3,455        64,613  SH           SOLE                      64,613
Centerpoint Energy I NOTE 3.750% 5/1   15189TAM9   21,302    18,000,000  PRN          SOLE                  18,000,000
Cephalon Inc         NOTE 2.000% 6/0   156708AP4    7,403     5,000,000  PRN          SOLE                   5,000,000
Computer Assoc Intl  NOTE 1.625% 12/1  204912AQ2   21,647    15,000,000  PRN          SOLE                  15,000,000
Crosstex Energy Inc  COM               22765Y104      203         3,218  SH           SOLE                       3,218
Duke Energy Corp     NOTE 1.750% 5/1   264399EJ1   26,272    22,500,000  PRN          SOLE                  22,500,000
Edison Intl          COM               281020107      279         6,400  SH           SOLE                       6,400
Encore Wire Corp     COM               292562105      478        21,000  SH           SOLE                      21,000
Enterasys Networks I COM NEW           293637401    7,178       540,500  SH           SOLE                     540,500
Guidant Corp         COM               401698105   19,425       300,000  SH           SOLE                     300,000
HCC Ins Hldgs Inc    NOTE 1.300% 4/0   404132AB8    9,921     7,500,000  PRN          SOLE                   7,500,000
HSBC-ADR             SPON ADR NEW      404280406    1,988        24,700  SH           SOLE                      24,700
HSBC Hldgs Plc       SPON ADR NEW      404280406    3,573        44,400      PUT      SOLE                      44,400
Harris Corp Del      COM               413875105      271         6,300  SH           SOLE                       6,300
Hospira Inc          COM               441060100      278         6,500  SH           SOLE                       6,500
Hudson City Bancorp  COM               443683107    5,696       470,000  SH           SOLE                     470,000
Intellisync Corp     COM               458176104    2,322       450,000  SH           SOLE                     450,000
Janus Cap Group Inc  COM               47102X105      268        14,400  SH           SOLE                      14,400
Layne Christensen Co COM               521050104      359        14,100  SH           SOLE                      14,100
Lufkin Inds Inc      COM               549764108      578        11,600  SH           SOLE                      11,600
MBNA Corp            COM               55262L100   20,363       750,000  SH           SOLE                     750,000
Magellan Health Svcs COM NEW           559079207    4,718       150,000  SH           SOLE                     150,000
Nutri Sys Inc New    COM               67069D108      256         7,100  SH           SOLE                       7,100
Omnicare Inc         DBCV 3.250% 12/1  681904AL2    9,906    10,000,000  PRN          SOLE                  10,000,000
Patterson UTI Energy COM               703481101      290         8,800  SH           SOLE                       8,800
Pride Intl Inc Del   COM               74153Q102      286         9,300  SH           SOLE                       9,300
Serena Software Inc  NOTE 1.500% 12/1  817492AB7    8,537     8,000,000  PRN          SOLE                   8,000,000
Silicon Vy Bancshare NOTE 6/1          827064AC0   18,353    13,150,000  PRN          SOLE                  13,150,000
Teva Pharmaceuticals DBCV 0.250% 2/0   88164RAB3   12,525    10,000,000  PRN          SOLE                  10,000,000
Trident Microsystems COM               895919108      293        16,300  SH           SOLE                      16,300
Tyco Intl Group S A  DBCV 3.125% 1/1   902118BG2   13,629    10,000,000  PRN          SOLE                  10,000,000
Unibanco-Unico De Ba GDR REP PFD UT    90458E107      292         4,600  SH           SOLE                       4,600
Watson Pharmaceutica COM               942683103    1,219        37,500      CALL     SOLE                      37,500
Watson Pharmaceutica COM               942683103    1,219        37,500      PUT      SOLE                      37,500


